Share-Based Compensation and Savings Plans (Tax Benefit from Continuing Operations Related to Share-based Compensation) (Details) (Continuing Operations [Member], USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Continuing Operations [Member]
Tax benefit from continuing operations related to share based compensation	$ 28.9	$ 36.1	$ 37.3